Note 13 - Income Tax (Details Textual) - USD ($) Pure in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 196,000	$ 3,000	$ 91,000
Deferred Tax Liability, Withholding Taxes On Repatriation Of Subsidiary Profits	$ 537,000	$ 545,000
Cayman Islands 1 [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	0.00%	0.00%	0.00%
Domestic Tax Authority [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	$ 5,581,000
State and Local Jurisdiction [Member]
Deferred Tax Assets, Tax Credit Carryforwards, Research	7,551,000
State and Local Jurisdiction [Member] | California Franchise Tax Board [Member]
Operating Loss Carryforwards, Total	$ 282,000